Annual Fund Operating Expenses - River Canyon Total Return Bond - Institutional	Jan. 28, 2021
Operating Expenses:
Management Fee	0.65%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers and Reimbursements	0.41%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement	0.68%

[1]	River Canyon Fund Management LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.65% until January 28, 2022. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.